Shareholders' equity (Schedule of Status of RSU) (Details) - RSUs	12 Months Ended
Dec. 31, 2024 $ / shares shares
Number of RSUs
Outstanding at the beginning of the year | shares	1,476,818
Granted | shares	2,052,292
Vested | shares	(833,722)
Forfeited | shares	(386,617)
Outstanding at the end of the year | shares	2,308,771
Weighted-average grant date fair value
Outstanding at the beginning of the year | $ / shares	$ 57.76
Granted | $ / shares	27.83
Vested | $ / shares	55.91
Forfeited | $ / shares	47.34
Outstanding at the end of the year | $ / shares	$ 33.14